Financial Risk Factors and Risk Management - Derivatives Designated as Hedging Instruments (Fair Value Hedges) (Details)	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Factors and Risk Management
Fixed-rate financial liabilities (as percent)	28.00%	40.00%